THE NORTH COUNTRY EQUITY GROWTH FUND
                    THE NORTH COUNTRY INTERMEDIATE BOND FUND

                                each a series of

                             THE NORTH COUNTRY FUNDS


                            Supplement to Prospectus
                             Dated December 21, 2000


American Data Services, Inc. ("ADS"), the Funds' Administrator and Fund Accountant, has changed its name to Orbitex Fund Services, Inc.("OFS"). All references to ADS, as the Funds' transfer agent, are replaced by the following information concerning Orbitex Data Services, Inc. ("ODS"), the Funds' sub-transfer agent and an affiliate of OFS.

           Wire information under "Method of Purchase" on page 18 reads:

           Wire funds to:

           First National Bank of Omaha
           ABA#104000016
           Acct. #11287867

           The mailing address for purchasing, redeeming or transferring shares of the Funds or for contacting the Funds, on pages 15, 18, 20, 22, 23, 26, 28 and on the back cover, reads:

           North Country Funds
           c/o Orbitex Data Services, Inc.
           P.O. Box 542007
           14707 California Street, Suite 5
           Omaha, NE 68154




December 21, 2001